Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2012	2011
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.94% and 1.68% at December 31, 2012 and 2011, respectively	¥132	¥1,297
0.75% Japanese yen notes, due 2012	—	1,020
0.84% Japanese yen notes, due 2013	—	156
Capital lease obligations	3,532	4,597

	3,664	7,070
Less current portion	(1,547)	(3,702)

	¥2,117	¥3,368

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2012 were as follows:

(Millions of yen)
Year ending December 31:
2013	¥1,547
2014	1,199
2015	611
2016	182
2017	91
Thereafter	34

¥3,664